STOCKHOLDER'S DEFICIT (Details Textual) - USD ($)	Jun. 30, 2015	Feb. 09, 2015	Dec. 31, 2014	Oct. 24, 2014
Common Stock, Shares, Issued	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0000005	$ 0.0000005	$ 0.0000005
Common Stock, Value, Issued	$ 100		$ 100
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Mazza Holding Corp [Member]
Common Stock, Shares, Issued				200,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0000005
Common Stock, Value, Issued				$ 100